Related party transactions	6 Months Ended
Jun. 30, 2019
Related party transactions
Related party transactions

20. Related party transactions

Related party transactions in the half year ended 30 June 2019 were similar in nature to those disclosed in the Barclays PLC Annual Report 2018. No related party transactions that have taken place in the half year ended 30 June 2019 have materially affected the financial position or the performance of the Barclays Group during this period.